Expenses by nature - Narrative (Details) € in Thousands	6 Months Ended
	Jun. 30, 2025 EUR (€) employee	Jun. 30, 2024 EUR (€) employee
Expenses by nature [abstract]
Operating expense	€ 118,947	€ 121,339
Decrease in cost of services and change in inventory	4,400
Decrease in consulting and other purchased services	2,700
Increase in employee benefit expense other than share-based compensation	3,500
Increase in share-based compensation expense	€ 700
Number of employees | employee	700	695
Increase in building and energy costs	€ 1,300
Decrease in advertising expenses	€ 1,700